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                Supplement dated April 1, 2002 to Prospectus and
             Statement of Additional Information dated May 1, 2001
        for the Pacific Innovations Select, a variable annuity contract issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus and Statement of Additional Information and describes our DCA Plus program ("DCA Plus") and our DCA Plus Fixed Option, which is an additional Investment Option available if you elect to use the DCA Plus:

                      ---------------------------------------------------------
A new Fixed Option     A new Fixed Option is added to the list on page 1 of
is available.          the Prospectus:

                                            DCA Plus Fixed

                       The DCA Plus Fixed Option is subject to availability. Ask your registered representative about its current status.

                       References to the Fixed Option throughout the Prospectus will be revised to be the Fixed Option and DCA Plus Fixed Option.

                      ---------------------------------------------------------
HOW YOUR               The Transfers section is amended to add the following
INVESTMENTS ARE        after the Automatic Transfer Options sub-section of the
ALLOCATED is           Prospectus:
amended.
                       DCA Plus

                       DCA Plus provides a way for you to transfer amounts monthly from the DCA Plus Fixed Option to one or more Variable Investment Option(s) over a period of up to one year. This allows you to average the Unit Values of the Variable Investment Option(s) over time, and may permit a "smoothing" of abrupt peaks and drops in Unit Values. The DCA Plus program can also be used in conjunction with an Asset Allocation program to qualify for the Guaranteed Protection Advantage Rider.

                       Prior to the Annuity Date, you may allocate all or a portion of your Investment(s) to one of the DCA Plus Fixed Option terms of your choice. The initial minimum amount that you may allocate to the DCA Plus Fixed Option is $5,000. You may not transfer any amounts to the DCA Plus Fixed Option from any other Investment Option. All Investments allocated to the DCA Plus Fixed Option will earn interest at the then current Guaranteed Interest Rate declared by us.

                       The day that the first Investment allocation is made to the DCA Plus Fixed Option will begin the Guarantee Term. On the same day of each month thereafter, we will transfer to the Variable Investment Options you selected an amount equal to your DCA Plus Fixed Option Value on that day divided by the remaining number of monthly transfers in the Guarantee Term. You may choose a Guarantee Term of up to one year. Currently, we offer Guarantee Terms of 6 or 12 months with 6 or 12 monthly transfers, respectively. Ask your registered representative about the availability of other Guarantee Terms.

                          Example: On May 1, you submit a $10,000 Investment entirely to the DCA Plus Fixed Option at a then current Guaranteed Interest Rate of 5.00% with a Guarantee Term of 6 months. On June 1, the value of the DCA Plus Fixed Option is $10,041.52. On June 1, a transfer equal to $1,673.59 ($10,041.52/6) will be made according to your DCA Plus transfer
                          instructions. Your remaining DCA Plus Fixed Option Value after the transfer is therefore $8,367.93. On July 1, your DCA Plus Fixed Option Value has now increased to $8,401.56. We will transfer $1,680.31 ($8,401.56/5) to the Variable Investment Options, leaving a remaining value of $6,721.25 in the DCA Plus Fixed Option.
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                       During the Guarantee Term, you may allocate all or a
                       part of additional Investments to the DCA Plus Fixed Option, provided such allocations are at least $250. Each such allocation will be transferred to the Variable Investment Options you selected over the remaining Guarantee Term. Transfers will be made proportionately from the DCA Plus Fixed Option Value attributed to each Investment allocation.

                          Example: (Using the previous example): On July 15, you allocate an additional $5,000 to the DCA Plus Option at a Guaranteed Interest Rate of 4.00%. On August 1, your DCA Plus Fixed Option Value has increased to $11,758.30. An amount equal to $2,939.58 ($11,758.30/4) is transferred from the DCA Plus Fixed Option to the Variable Investment Options. The remaining DCA Plus Fixed Option Value is $8,818.73.

                       The minimum amount for the DCA Plus monthly transfer is $250. If a monthly DCA Plus transfer amount is less than $250, we may transfer your entire DCA Plus Fixed Option Value to the Variable Investment Options according to your most recent DCA Plus transfer instructions and automatically terminate your DCA Plus.

                       DCA Plus transfers must be made on a monthly basis to the Variable Investment Options; you may not choose to transfer other than monthly nor may you transfer to the Fixed Option. Unless otherwise instructed, any additional Investment we receive during a Guarantee Term will be allocated to the Investment Options, including the DCA Plus Fixed Option if so indicated, according to your most recent Investment allocation instructions. If we receive any additional Investments after your DCA Plus ends and you have not changed your Investment allocation instructions, the portion of additional Investments that you had instructed us to allocate to the DCA Plus Fixed Option under DCA Plus will be allocated to the Variable Investment Options in the same proportion you had elected under DCA Plus.

                       When your DCA Plus program ends you may request, in a form satisfactory to us, to establish a new DCA Plus program subject to our minimum allocation requirements. You may choose a Guarantee Term of up to one year from the duration options currently offered by us. Your DCA Plus program automatically ends at the end of your DCA Plus Guarantee Term. If we do not receive completed DCA Plus transfer instructions in proper order by the time your first DCA Plus transfer is due, your DCA Plus will be automatically terminated at that time and your DCA Plus Fixed Account Value will be transferred to the Fixed Option at the Fixed Option's then current Guaranteed Interest Rate, unless you provide us with other transfer instructions.

                       You may request, in a form satisfactory to us, termination of your DCA Plus program at any time. Upon our receipt of such request, or when death benefit proceeds become payable, any remaining balance in your DCA Plus Fixed Option will be transferred to the Fixed Option at the Fixed Option's then current Guaranteed Interest Rate, unless you instruct us to transfer such amounts to other Investment Options.

                       On your Annuity Date any net amount converted to an annuity from your DCA Plus Fixed Option will be applied to a fixed annuity and will be held in our General Account, unless you instruct us otherwise.

                       You may have only one DCA Plus program in effect at any given time. DCA Plus may not be used concurrently with our dollar cost averaging program. Further, the DCA Plus Fixed Option is not available for use with any of our other systematic transfer programs; i.e., dollar cost averaging, portfolio rebalancing or earnings sweep.

                       We reserve the right to change the terms and conditions of DCA Plus, but not a DCA Plus program you already have in effect.

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THE GENERAL ACCOUNT    The GENERAL ACCOUNT section is amended by adding the
is amended.            following:

                       DCA Plus Fixed Option

                       Availability of the DCA Plus Fixed Option (and therefore also DCA Plus) is subject to approval of state insurance authorities. Ask your registered representative about its current status. When you establish a DCA Plus and you make your initial Investment allocation to the DCA Plus Fixed Option, we establish a Guarantee Term that will end either 6 or 12 months from the day your allocation is effective depending on the Guarantee Term you choose. We credit each allocation made to the DCA Plus Fixed Option during that Guarantee Term at the Guaranteed Interest Rate in effect on the day each allocation is effective through the earliest of:

                       .the end of the Guarantee Term;

                       .the day on which the DCA Plus Fixed Option Value is
                        zero;

                       .the Annuity Date; or

                       .the day on which death benefit proceeds become
                        payable.

                       We stop crediting interest on any amount transferred or withdrawn from the DCA Plus Fixed Option as of the day the transfer or withdrawal is effective.

                      ---------------------------------------------------------
THE GENERAL            The 1st and 2nd paragraphs of the WITHDRAWALS AND
ACCOUNT--              TRANSFERS section is restated as follows:
Withdrawals and
Transfers is           Prior to the Annuity Date, you may withdraw amounts
amended.               from your Fixed Option or DCA Plus Fixed Option or
                       transfer amounts from your Fixed Option or DCA Plus
                       Fixed Option to one or more of the other Investment
                       Options, except that you may not transfer amounts to the DCA Plus Fixed Option. In addition, no partial withdrawal or transfer (other than a monthly transfer under DCA Plus) may be made from your Fixed Option or DCA Plus Fixed Option within 30 days of the Contract
                       Date. If your withdrawal leaves you with a Net Contract
                       Value of less than $1,000, we have the right, at our option, to terminate your Contract and send you the withdrawal proceeds.

                       Payments or transfers from the Fixed Option or DCA Plus Fixed Option may be delayed, as described under ADDITIONAL INFORMATION--Timing of Payments and Transactions section of the Prospectus; any amount delayed will, as long as it is held under the Fixed Option or DCA Plus Fixed Option, continue to earn interest at the Guaranteed Interest Rate then in effect until that Guarantee Term has ended, and the minimum guaranteed interest rate of 3% thereafter, unless state law requires a greater rate be paid.

                      ---------------------------------------------------------
                       The WITHDRAWALS AND TRANSFERS section is amended to add the following subsections:

                       Preauthorized Withdrawals

                       Preauthorized withdrawals may be made from the DCA Plus Fixed Option under the terms of our preauthorized withdrawal procedures.

                       DCA Plus Fixed Option

                       No transfer to the DCA Plus Fixed Option may be made at any time.

                                                                               3
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                      ---------------------------------------------------------
TERMS USED IN THIS     The TERMS USED IN THIS PROSPECTUS section is amended to
PROSPECTUS is          add the following:
amended.
                       DCA Plus Fixed Option -- If you allocate all or part of your investments to the DCA Plus Fixed Option, such amounts are held in our General Account and receive interest at rates declared periodically (the
                       "Guaranteed Interest Rate"), but not less than an annual rate of 3%.

                       DCA Plus Fixed Option Value -- The aggregate of your Contract Value allocated to the DCA Plus Fixed Option.

                       Guarantee Term -- The period during which an amount you allocate to the Fixed Options earn a Guaranteed Interest Rate. These terms are up to one-year for the Fixed Option and one-year for the DCA Plus Fixed Option.

                      ---------------------------------------------------------
                       The definition Contract Value listed in the TERMS USED IN THIS PROSPECTUS section is restated as follows:

                       Contract Value -- As of the end of any Business Day, the sum of your Variable Account Value, Fixed Option Value, DCA Plus Fixed Option Value, and the Loan Account Value.

                      ---------------------------------------------------------
                       The definition Investment Option listed in the TERMS USED IN THIS PROSPECTUS section is restated as follows:

                       Investment Option -- A Subaccount, the Fixed Option or the DCA Plus Fixed Option offered under the Contract.

Form No. 1844-2A